UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

Eaton Vance

Focused Global Opportunities Fund

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Belgium — 3.8%
Anheuser-Busch InBev SA/NV	1,880	$175,297

		$175,297

Denmark — 1.9%
Novo Nordisk A/S, Class B	1,790	$88,115

		$88,115

France — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	221	$77,472

		$77,472

Germany — 3.3%
adidas AG	617	$153,960

		$153,960

Hong Kong — 3.7%
AIA Group, Ltd.	11,111	$95,935
Samsonite International SA(1)	18,596	75,279

		$171,214

Japan — 9.1%
Keyence Corp.	174	$98,503
Komatsu, Ltd.	3,800	107,740
MISUMI Group, Inc.	2,878	74,153
ORIX Corp.	8,700	139,911

		$420,307

Netherlands — 4.9%
ASML Holding NV	612	$125,139
ING Groep NV	7,416	100,737

		$225,876

Spain — 5.5%
Iberdrola SA	20,831	$154,783
Industria de Diseno Textil SA	3,366	101,716

		$256,499

Sweden — 4.6%
Assa Abloy AB, Class B	5,864	$119,582
Atlas Copco AB, Class B	3,565	94,284

		$213,866

United Kingdom — 14.8%
Aviva PLC	18,076	$113,724
Diageo PLC	4,679	163,646
Melrose Industries PLC	38,596	111,704
Prudential PLC	5,317	119,551
Shire PLC	333	19,477
Unilever PLC	2,795	159,272

		$687,374

1

Security	Shares	Value
United States — 45.1%
Activision Blizzard, Inc.	1,602	$115,504
Alphabet, Inc., Class A(2)	163	200,783
Amazon.com, Inc.(2)	95	191,207
Boston Scientific Corp.(2)	2,962	105,329
CDW Corp.	1,119	97,980
Ecolab, Inc.	999	150,330
Eli Lilly & Co.	1,167	123,294
Exxon Mobil Corp.	3,203	256,785
HP, Inc.	5,022	123,792
Microsoft Corp.	1,742	195,679
Verisk Analytics, Inc.(2)	882	105,037
Wells Fargo & Co.	2,369	138,539
Xylem, Inc.	2,377	180,438
Zoetis, Inc.	1,140	103,284

		$2,087,981

Total Common Stocks (identified cost $4,035,351)		$4,557,961

Short-Term Investments — 2.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(3)	98,606	$98,616

Total Short-Term Investments (identified cost $98,606)		$98,616

Total Investments — 100.5% (identified cost $4,133,957)		$4,656,577

Other Assets, Less Liabilities — (0.5)%		$(24,797)

Net Assets — 100.0%		$4,631,780

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $75,279 or 1.6% of the Fund’s net assets.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2018 was $1,091.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	20.7%	$957,380
Industrials	17.1	792,938
Financials	15.3	708,397
Consumer Discretionary	13.0	599,634
Consumer Staples	10.8	498,215
Health Care	9.5	439,499
Energy	5.5	256,785
Utilities	3.3	154,783
Materials	3.2	150,330
Short-Term Investments	2.1	98,616

Total Investments	100.5%	$4,656,577

The Fund did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$591,521		$—	$591,521
Developed Europe	—	1,878,459		—	1,878,459
North America	2,087,981	—		—	2,087,981
Total Common Stocks	$2,087,981	$2,469,980	*	$—	$4,557,961
Short-Term Investments	$—	$98,616		$—	$98,616
Total Investments	$2,087,981	$2,568,596		$—	$4,656,577

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused International Opportunities Fund

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Belgium — 4.4%
Anheuser-Busch InBev SA/NV	1,902	$177,348

		$177,348

Canada — 5.1%
CAE, Inc.	4,537	$90,566
Canadian Imperial Bank of Commerce	1,230	115,272

		$205,838

Denmark — 3.6%
Novo Nordisk A/S, Class B	2,975	$146,448

		$146,448

France — 9.4%
Legrand SA	1,491	$112,338
LVMH Moet Hennessy Louis Vuitton SE	503	176,327
Societe Generale SA	2,198	90,002

		$378,667

Germany — 8.2%
adidas AG	856	$213,597
Bayer AG	1,259	117,496

		$331,093

Hong Kong — 4.3%
AIA Group, Ltd.	12,106	$104,526
Samsonite International SA(1)	16,725	67,705

		$172,231

Italy — 1.6%
UniCredit SpA	4,435	$64,105

		$64,105

Japan — 14.2%
Keyence Corp.	244	$138,130
Komatsu, Ltd.	4,587	130,054
MISUMI Group, Inc.	3,603	92,834
ORIX Corp.	8,090	130,101
Santen Pharmaceutical Co., Ltd.	5,574	85,839

		$576,958

Netherlands — 7.3%
ASML Holding NV	900	$184,028
ING Groep NV	8,278	112,446

		$296,474

Singapore — 1.7%
DBS Group Holdings, Ltd.	3,849	$69,971

		$69,971

1

Security	Shares	Value
Spain — 8.0%
Iberdrola SA	22,383	$166,315
Industria de Diseno Textil SA	5,255	158,799

		$325,114

Sweden — 6.8%
Assa Abloy AB, Class B	7,136	$145,522
Atlas Copco AB, Class B	4,956	131,072

		$276,594

United Kingdom — 24.4%
Aviva PLC	16,757	$105,425
BP PLC	32,781	233,439
Diageo PLC	5,329	186,379
Melrose Industries PLC	45,189	130,785
Prudential PLC	4,819	108,354
Shire PLC	445	26,028
Unilever PLC	3,500	199,447

		$989,857

Total Common Stocks (identified cost $3,744,646)		$4,010,698

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(2)	67,256	$67,263

Total Short-Term Investments (identified cost $67,256)		$67,263

Total Investments — 100.6% (identified cost $3,811,902)		$4,077,961

Other Assets, Less Liabilities — (0.6)%		$(25,307)

Net Assets — 100.0%		$4,052,654

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $67,705 or 1.7% of the Fund’s net assets.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2018 was $868.

2

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.2%	$900,202
Industrials	20.6	833,171
Consumer Discretionary	15.2	616,428
Consumer Staples	13.9	563,174
Health Care	9.3	375,811
Information Technology	7.9	322,158
Energy	5.8	233,439
Utilities	4.1	166,315
Short-Term Investments	1.6	67,263

Total Investments	100.6%	$4,077,961

The Fund did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$819,160		$—	$819,160
Developed Europe	—	2,985,700		—	2,985,700
North America	205,838	—		—	205,838
Total Common Stocks	$205,838	$3,804,860	*	$—	$4,010,698
Short-Term Investments	$—	$67,263		$—	$67,263
Total Investments	$205,838	$3,872,123		$—	$4,077,961

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

International Small-Cap Fund

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 4.1%
Challenger, Ltd.	44,143	$344,080
Evolution Mining, Ltd.	45,337	85,697
GDI Property Group	256,069	233,669
IOOF Holdings, Ltd.	28,895	174,840
National Storage REIT	136,517	166,437
Northern Star Resources, Ltd.	20,040	99,175
OZ Minerals, Ltd.	12,193	79,277
Regis Resources, Ltd.	24,893	74,876
Saracen Mineral Holdings, Ltd.(1)	46,231	62,519
Super Retail Group, Ltd.	21,421	144,118

		$1,464,688

Austria — 1.6%
ams AG	2,011	$159,377
CA Immobilien Anlagen AG	11,251	413,137

		$572,514

Belgium — 1.7%
Kinepolis Group NV	3,322	$214,476
Melexis NV	2,661	238,626
X-Fab Silicon Foundries SE(1)(2)	14,813	144,312

		$597,414

Canada — 8.5%
Allied Properties REIT	5,348	$178,636
CAE, Inc.	18,223	363,762
CES Energy Solutions Corp.	70,064	257,170
Detour Gold Corp.(1)	8,900	72,700
Encana Corp.	13,180	174,521
Killam Apartment Real Estate Investment Trust	15,303	186,099
Kinaxis, Inc.(1)	4,847	365,735
Kirkland Lake Gold, Ltd.	5,538	103,503
Laurentian Bank of Canada	8,067	287,568
Linamar Corp.	3,479	152,969
Lundin Mining Corp.	10,328	49,226
North West Co., Inc. (The)	9,352	206,891
Pan American Silver Corp.	4,732	73,935
Quebecor, Inc., Class B	17,182	346,010
Seven Generations Energy, Ltd., Class A(1)	18,232	214,593

		$3,033,318

China — 1.2%
CITIC Telecom International Holdings, Ltd.	803,381	$245,780
Yanlord Land Group, Ltd.	165,705	183,616

		$429,396

Security	Shares	Value
Denmark — 1.4%
SimCorp A/S	3,333	$315,698
Topdanmark A/S	4,668	200,372

		$516,070

Finland — 1.5%
Amer Sports Oyj	15,879	$533,815

		$533,815

France — 2.7%
Mediawan SA(1)	9,741	$160,162
Metropole Television SA	14,372	284,550
Nexity SA	3,326	203,257
Rubis SCA	5,451	323,047

		$971,016

Germany — 8.1%
Axel Springer SE	3,470	$252,088
Basler AG	713	153,136
Bechtle AG	2,157	224,646
Brenntag AG	7,681	463,000
Carl Zeiss Meditec AG	4,223	373,824
Freenet AG	4,840	128,687
Fuchs Petrolub SE	6,063	325,590
LEG Immobilien AG	1,870	228,178
Norma Group SE	5,702	378,075
Rational AG	341	271,962
Salzgitter AG	1,900	86,051

		$2,885,237

Hong Kong — 1.8%
Hysan Development Co., Ltd.	70,333	$360,900
Johnson Electric Holdings, Ltd.	93,621	274,514

		$635,414

Ireland — 0.8%
UDG Healthcare PLC	28,596	$273,490

		$273,490

Italy — 5.5%
Amplifon SpA	17,270	$371,979
Banca Generali SpA	12,550	308,502
DiaSorin SpA	3,435	374,307
FinecoBank Banca Fineco SpA	26,689	318,159
MARR SpA	15,252	428,592
Moncler SpA	3,212	145,344

		$1,946,883

Japan — 27.0%
77 Bank, Ltd. (The)	15,631	$364,129
Ariake Japan Co., Ltd.	3,840	345,283
Asahi Co., Ltd.	34,060	441,735
Asahi Intecc Co., Ltd.	7,790	296,655
Asics Corp.	17,130	256,082
Daiichikosho Co., Ltd.	8,771	405,662
Dowa Holdings Co., Ltd.	3,995	119,429
Eiken Chemical Co., Ltd.	15,385	318,586

Security	Shares	Value
FP Corp.	5,317	$299,394
Fuji Seal International, Inc.	7,600	267,819
GLP J-REIT	252	252,404
GMO Internet, Inc.	5,490	94,815
H.I.S. Co., Ltd.	9,380	307,835
Invesco Office J REIT, Inc.	1,567	225,675
Japan Hotel REIT Investment Corp.	376	284,883
Like Co., Ltd.	10,075	145,071
Morinaga & Co., Ltd.	6,790	263,877
Nippon Light Metal Holdings Co., Ltd.	36,125	79,589
Nishi-Nippon Financial Holdings, Inc.	24,945	290,126
Nohmi Bosai, Ltd.	22,260	471,102
Nomura Co., Ltd.	14,300	285,615
Okamura Corp.	28,480	388,161
OYO Corp.	21,955	277,322
Penta-Ocean Construction Co., Ltd.	47,505	278,639
Press Kogyo Co., Ltd.	52,150	273,090
Relia, Inc.	13,355	173,807
Sac’s Bar Holdings, Inc.	19,920	158,651
Sakata INX Corp.	10,364	137,784
Sakata Seed Corp.	7,555	261,386
Sanden Holdings Corp.(1)	20,430	268,164
Sumco Corp.	10,611	189,525
Toho Co., Ltd.	7,987	245,121
Tokyo Century Corp.	5,755	318,035
Tosei Corp.	22,944	220,741
UACJ Corp.	995	22,622
Yamaha Corp.	5,880	280,667
Yokohama Reito Co., Ltd.	33,655	273,968

		$9,583,449

Luxembourg — 0.2%
APERAM SA	1,942	$87,375

		$87,375

Netherlands — 4.3%
Aalberts Industries NV	8,184	$351,354
GrandVision NV(2)	11,911	292,852
IMCD NV	7,739	579,399
NSI NV	7,155	293,195

		$1,516,800

Norway — 0.6%
SpareBank 1 SR-Bank ASA	20,229	$228,255

		$228,255

Singapore — 0.7%
Keppel REIT	268,280	$232,335

		$232,335

Spain — 0.6%
Acciona SA	2,236	$196,688

		$196,688

Sweden — 5.2%
Avanza Bank Holding AB	3,697	$167,822
Boliden AB	3,201	83,824

Security	Shares	Value
Bufab AB	17,491	$205,805
Husqvarna AB, Class B	35,493	282,217
Indutrade AB	20,594	519,846
SSAB AB, Class B	23,248	81,226
Trelleborg AB, Class B	25,464	497,657

		$1,838,397

Switzerland — 5.4%
Belimo Holding AG	50	$254,534
Bossard Holding AG, Class A	1,710	353,051
Cembra Money Bank AG	3,410	319,188
Galenica AG(1)(2)	5,512	326,835
Logitech International SA	7,021	346,294
VZ Holding AG	1,045	323,410

		$1,923,312

United Kingdom — 14.7%
Abcam PLC	13,748	$270,521
Bellway PLC	5,506	208,590
Bodycote PLC	25,666	316,421
Cairn Energy PLC(1)	124,691	387,092
Dechra Pharmaceuticals PLC	9,059	367,355
DS Smith PLC	86,856	557,397
Grainger PLC	72,525	289,259
Halma PLC	24,573	456,813
Hansteen Holdings PLC	119,098	154,319
Hastings Group Holdings PLC(2)	49,580	173,438
Hiscox, Ltd.	21,627	473,128
Inchcape PLC	25,803	231,801
Melrose Industries PLC	175,049	506,625
Sirius Real Estate, Ltd.	244,642	184,065
St. James’s Place PLC	15,190	223,198
Weir Group PLC (The)	5,848	142,289
WH Smith PLC	9,961	266,943

		$5,209,254

United States — 0.7%
Oceaneering International, Inc.	8,883	$251,122

		$251,122

Total Common Stocks (identified cost $32,907,331)		$34,926,242

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
iShares MSCI Hong Kong ETF	13,765	$332,425
iShares MSCI Singapore ETF	2,646	62,975

Total Exchange-Traded Funds (identified cost $408,805)		$395,400

Rights — 0.0%(3)

Security	Shares	Value
Australia — 0.0%(3)
National Storage REIT, Exp. 9/7/18(1)	18,448	$464

Total Rights (identified cost $0)		$464

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(4)	185,760	$185,778

Total Short-Term Investments (identified cost $185,778)		$185,778

Total Investments — 99.9% (identified cost $33,501,914)		$35,507,884

Other Assets, Less Liabilities — 0.1%		$27,563

Net Assets — 100.0%		$35,535,447

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $937,437 or 2.6% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2018 was $8,337.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.8%	$7,026,909
Consumer Discretionary	17.3	6,152,942
Financials	12.7	4,514,250
Real Estate	12.1	4,291,269
Information Technology	8.9	3,160,079
Health Care	8.4	2,973,552
Materials	8.0	2,849,008
Consumer Staples	5.0	1,779,997
Energy	3.6	1,284,498
Utilities	1.5	519,735

Sector	Percentage of Net Assets	Value
Exchange-Traded Funds	1.1%	$395,400
Telecommunication Services	1.0	374,467
Short-Term Investments	0.5	185,778

Total Investments	99.9%	$35,507,884

The Fund did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$12,345,282		$—	$12,345,282
Developed Europe	—	19,296,520		—	19,296,520
North America	3,284,440	—		—	3,284,440
Total Common Stocks	$3,284,440	$31,641,802	*	$—	$34,926,242
Exchange-Traded Funds	$395,400	$—		$—	$395,400
Rights	464	—		—	464
Short-Term Investments	—	185,778		—	185,778
Total Investments	$3,680,304	$31,827,580		$—	$35,507,884

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018